Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Leases
2026	$ 875	$ 1,484
2027	1,528	1,528
2028	1,574	1,574
2029	1,621	1,621
2030	1,529	1,529
Total future lease payments	7,127	7,736
Less imputed interest	(1,264)	(1,536)
Total operating lease liabilities	$ 5,863	$ 6,200